Leasing Arrangements - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($) Leases	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Schedule of Operating Leases [Line Items]
Rent expense under operating leases		$ 3,600	$ 3,200	$ 2,700
Cash proceeds from failed sale-leaseback			2,346
Tower Monetization Transaction
Schedule of Operating Leases [Line Items]
Number of towers subject to failed sale-leaseback | Leases	11,300
Cash proceeds from failed sale-leaseback	$ 5,000
Minimum years of sublease capacity on towers	10 years
Lease payment		300	200
Financing obligation payments		2,400
Towers in plant property and equipment net		$ 500	$ 500